Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Estimated useful lives are as follows, taking into account the assets’ estimated residual value of 0%-5%:

Category	Estimated useful lives
Electronic equipment	3-5 years
Vehicles	5 years
Machinery and equipment	5-10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Category	Estimated useful lives
License	3 years

Schedule of Revenue by Major Revenue

The following table presents revenues by major revenue types for the years ended December 31, 2025, 2024 and 2023, respectively:

	For the Year Ended December 31,
	2025	2024	2023
Mold production	$7,562,777	$6,872,483	$6,639,632
Mold repair	1,102,217	1,103,741	1,084,881
Machining services	2,999,931	2,144,033	501,398
Total	$11,664,925	$10,120,257	$8,225,911

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements, representing exchange rate of the People’s Bank of China (PBOC):

	As of December 31,		Years Ended December 31,
	2025	2024	2025	2024	2023
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss	Profit/Loss
RMB:1USD	7.0288	7.1884	7.1429	7.1217	7.0467